Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013 segment
Segment reporting information
Number of reportable segments	3
Pharmacy Services Segment
Segment reporting information
Number of pharmacies	68,000
Number of Chain Pharmacies	41,000
Number of Independent Pharmacies	27,000
Number of conditions for integrated disease management	17
Number of states pharmacies operated	22
Pharmacy Services Segment | Specialty stores
Segment reporting information
Number of pharmacies	25
Pharmacy Services Segment | Specialty mail order
Segment reporting information
Number of pharmacies	11
Pharmacy Services Segment | Mail service
Segment reporting information
Number of pharmacies	4
Retail Pharmacy Segment
Segment reporting information
Number of states pharmacies operated	43
Number of drugstores	7,660
Retail Pharmacy Segment | MinuteClinic within CVS Pharmacy Stores
Segment reporting information
Number of drugstores	792
Retail Pharmacy Segment | MinuteClinic
Segment reporting information
Number of drugstores	800
Retail Pharmacy Segment | CVS/pharmacy
Segment reporting information
Number of drugstores	7,603